STOCK OPTIONS AND CONTRIBUTED SURPLUS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
STOCK OPTIONS AND CONTRIBUTED SURPLUS

13. STOCK OPTIONS AND CONTRIBUTED SURPLUS

Stock Options

On June 30, 2023, shareholders of the Company approved a fixed 20% omnibus equity incentive plan (the “Omnibus Plan”). The Omnibus Plan replaces the 2021 stock option plan. The Omnibus Plan provides flexibility to the Company to grant different forms of equity-based incentive awards to directors, officers, employees and consultants. The Omnibus plan provides the Company with the choice of granting stock options (“Options”), share units (“Share Units”) and deferred share units (“DSUs”). The Omnibus Plan provides that the maximum number of common shares issuable pursuant to awards granted under the Omnibus Plan and pursuant to other previously granted awards is limited to 8,056,055 (the “Number Reserved”). Any subsequent increase in the Number Reserved must be approved by shareholders of the Company and cannot, at the time of the increase, exceed 20% of the number of issued and outstanding shares. Awards vest in accordance with the policies determined by the Board of Directors from time to time consistent with the provisions of the Omnibus Plan which grants discretion to the Board of Directors.

Stock option transactions and the number of stock options outstanding were as follows:

	Number of Options	Historical Weighted average Exercise Price
Balance, January 1, 2022	4,959,617	$4.40
Expired/cancelled	(117,438)	6.02
Exercised	(143,437)	2.85
Granted	2,043,083	3.32
Balance, December 31, 2022	6,741,825	4.10
Expired/cancelled	(182,750)	4.66
Exercised	(245,606)	2.49
Granted	1,002,170	4.11
Balance, September 30, 2023	7,315,639	$4.14

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

13. STOCK OPTIONS AND CONTRIBUTED SURPLUS (Continued)

During the nine months ended September 30, 2023, the Company granted 1,002,170 (nine months ended September 30, 2022 - 242,939) stock options to employees and consultants of the Company to purchase common shares at an average price of $4.11 (nine months ended September 30, 2022 - $6.39) per share.

During the nine months ended September 30, 2023, the Company recorded stock-based compensation of

$3,151,356 (nine months ended September 30, 2022 - $2,847,898) relating to stock options that vested during the period.

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

Nine Months Ended September 30,	2023	2022

Weighted average exercise price	$4.11	$6.39
Weighted average risk-free interest rate	2.88% - 3.48%	1.80% - 3.5%
Weighted average dividend yield	0%	0%
Weighted average volatility	82.45%	84.74%
Weighted average estimated life	10 years	10 years
Weighted average share price	$4.11	$6.39
Share price on the various grant dates:	$4.05 - $4.63	$4.37 - $6.86
Weighted average fair value	$3.42	$5.41

The underlying expected volatility was determined by reference to the Company’s historical share price movements, its dividend policy and dividend yield and past experience relating to the expected life of granted stock options.

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at September 30, 2023 are as follows:

Options Outstanding			Options Exercisable
Exercise Range	Number Outstanding	Historical Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number Exercisable	Historical Weighted Average Exercise Price
$0.82 - $1.93	7,000	$1.91	4.84	7,000	$1.91
$1.93 - $2.76	1,873,823	$2.38	6.42	1,267,829	$2.28
$2.76 - $8.84	5,434,816	$4.31	7.46	3,208,513	$4.21
	7,315,639	$3.81	7.20	4,483,342	$3.66

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)